Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
Intangible assets are summarized as follows (dollars in thousands):

	As of December 31, 2017
	Weighted Average Remaining Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value

Content library:
Acquired content library	2.4	$32,835	$24,643	$8,192
Course creation costs	3.8	10,640	5,391	5,249
Total		$43,475	$30,034	$13,441
Intangible assets:
Technology	4.5	$4,500	$2,080	$2,420
Trademarks	4.8	1,162	773	389
Noncompetition agreements	0.8	390	390	—
Customer relationships	0.8	2,750	2,750	—
Database	—	40	40	—
Domain names	Indefinite	45	—	45
Total		$8,887	$6,033	$2,854

	As of December 31, 2018
	Weighted Average Remaining Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value

Content library:
Acquired content library	0.5	$32,835	$32,229	$606
Course creation costs	3.5	13,552	7,108	6,444
Total		$46,387	$39,337	$7,050
Intangible assets:
Technology	2.6	$4,500	$2,786	$1,714
Trademarks	—	162	162	—
Noncompetition agreements	—	390	390	—
Customer relationships	—	2,750	2,750	—
Database	—	40	40	—
Domain names	Indefinite	45	—	45
Total		$7,887	$6,128	$1,759

Schedule of Indefinite-Lived Intangible Assets
Intangible assets are summarized as follows (dollars in thousands):

	As of December 31, 2017
	Weighted Average Remaining Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value

Content library:
Acquired content library	2.4	$32,835	$24,643	$8,192
Course creation costs	3.8	10,640	5,391	5,249
Total		$43,475	$30,034	$13,441
Intangible assets:
Technology	4.5	$4,500	$2,080	$2,420
Trademarks	4.8	1,162	773	389
Noncompetition agreements	0.8	390	390	—
Customer relationships	0.8	2,750	2,750	—
Database	—	40	40	—
Domain names	Indefinite	45	—	45
Total		$8,887	$6,033	$2,854

	As of December 31, 2018
	Weighted Average Remaining Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value

Content library:
Acquired content library	0.5	$32,835	$32,229	$606
Course creation costs	3.5	13,552	7,108	6,444
Total		$46,387	$39,337	$7,050
Intangible assets:
Technology	2.6	$4,500	$2,786	$1,714
Trademarks	—	162	162	—
Noncompetition agreements	—	390	390	—
Customer relationships	—	2,750	2,750	—
Database	—	40	40	—
Domain names	Indefinite	45	—	45
Total		$7,887	$6,128	$1,759

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Based on the recorded intangible assets at December 31, 2018, estimated amortization expense is expected to be as follows (in thousands):

Year Ending December 31,	Amortization Expense

2019	$3,371
2020	2,358
2021	1,781
2022	894
2023	360
Total	$8,764